Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Dispositions

Beckjord Facility – On February 26, 2018, DP&L and its co-owners of the retired Beckjord Facility agreed to transfer their interests in the retired Facility to a third party, including their obligations to remediate the Facility and its site, and the transfer occurred on that same date. As a result, DPL recognized a loss on the transfer of $11.7 million and made cash expenditures of $14.5 million, inclusive of cash expenditures for the transfer charges. The Beckjord Facility was retired in 2014, and, as such, the income / (loss) from continuing operations before income tax related to the Beckjord Facility was immaterial for the three and nine months ended September 30, 2018, excluding the loss on transfer noted above. Prior to the transfer, the Beckjord Facility was included in the Utility segment.
Discontinued Operations

On December 8, 2017, DPL and AES Ohio Generation completed the sale of their entire undivided interest in the Miami Fort Station and the Zimmer Station. On March 27, 2018, DPL and AES Ohio Generation completed the sale of the Peaker assets to Kimura Power, LLC, and this transaction resulted in a loss on sale of $1.9 million for the nine months ended September 30, 2018. Further, on May 31, 2018, DPL and AES Ohio Generation retired the Stuart Station coal-fired and diesel-fired generating units and the Killen Station coal-fired generating unit and combustion turbine as planned.

Consequently, we determined that the disposal of this group of components, as a whole, represents a strategic shift to exit generation, and, as such, qualifies to be presented as discontinued operations. Therefore, the results of operations, assets and liabilities of this group of components were reported as such in the Condensed Consolidated Statements of Operations and Condensed Consolidated Balance Sheets for all periods presented.

The following table summarizes the major categories of assets and liabilities at the dates indicated:

$ in millions	September 30, 2019	December 31, 2018
Accounts receivable, net	$6.8	$4.0
Taxes applicable to subsequent years	0.6	2.3
Prepayments and other current assets	0.9	2.4
Intangible assets, net of amortization	0.2	5.3
Total assets of the disposal group classified as assets of discontinued operations and held-for-sale businesses in the balance sheets	$8.5	$14.0

Accounts payable	$4.3	$3.9
Accrued taxes	2.4	3.1
Accrued and other current liabilities	3.2	5.2
Deferred income taxes (a)	(33.2)	(39.8)
Taxes payable	—	2.3
Accrued pension and other post-retirement benefits	—	9.7
Asset retirement obligations	70.4	90.4
Other non-current liabilities	15.2	6.6
Total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets	$62.3	$81.4

(a)	Deferred income taxes represent the tax asset position of the discontinued group of components, which were netted with liabilities on DPL prior to classification as discontinued operations.

The following table summarizes the revenues, operating costs, other expenses and income tax of discontinued operations for the periods indicated:

	Three months ended		Nine months ended
	September 30,		September 30,
$ in millions	2019	2018	2019	2018
Revenues	$10.1	$15.6	$41.0	$141.8
Operating costs and other expenses	(10.5)	(10.6)	(8.2)	(105.1)
Income from discontinued operations	(0.4)	5.0	32.8	36.7
Gain / (loss) from disposal of discontinued operations	—	0.3	0.1	(1.6)
Income tax expense from discontinued operations	0.1	1.0	7.1	5.9
Net income from discontinued operations	$(0.5)	$4.3	$25.8	$29.2

Cash flows related to discontinued operations are included in our Condensed Consolidated Statements of Cash Flows. Cash flows from operating activities for discontinued operations were $(0.5) million and $(7.2) million for the three months ended September 30, 2019 and 2018, respectively, and $12.4 million and $37.2 million for the nine months ended September 30, 2019 and 2018, respectively. Cash flows from investing activities for discontinued operations were $233.8 million for the nine months ended September 30, 2018. There were no cash flows from investing activities for the three and nine months ended September 30, 2019 or for the three months ended September 30, 2018.

AROs of Discontinued Operations
DPL's retired Stuart and Killen generating facilities continue to carry ARO liabilities consisting primarily of river intake and discharge structures, coal unloading facilities, landfills and ash disposal facilities. In the first quarter of 2019, DPL reduced the ARO liability related to the Stuart and Killen ash ponds and landfills by a combined $22.5 million based on updated internal analyses that reduced estimated closure costs associated with these ash ponds and landfills. The remaining ARO liability related to Stuart and Killen is included in the Asset retirement obligations balance in the total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets as of September 30, 2019 above. As these plants are no longer in service, the reduction to the ARO liability was also recorded as a credit to depreciation and amortization expense in the same amount. The credit to depreciation and amortization expense is included in operating costs and other expenses of discontinued operations for the nine months ended September 30, 2019 in the table above.

On December 8, 2017, DPL and AES Ohio Generation completed the sale transaction of their entire undivided interest in the Miami Fort Station and the Zimmer Station, which resulted in a gain on sale of $14.0 million for the year ended December 31, 2017. On March 27, 2018, DPL and AES Ohio Generation completed the sale transaction of the Peaker assets to Kimura Power, LLC, which resulted in a loss on sale of $1.9 million for the year ended December 31, 2018. Further, on May 31, 2018, DPL and AES Ohio Generation retired the Stuart Station coal-fired and diesel-fired generating units and the Killen Station coal-fired generating unit and combustion turbine, as planned. Consequently, in the second quarter of 2018, DPL determined that the disposal of this group of components as a whole represents a strategic shift by us to exit generation, and, as such, qualifies to be presented as discontinued operations. Therefore, the results of operations and financial position for this group of components were reported as such in the Consolidated Statements of Operations and Consolidated Balance Sheets for all periods presented.

Previously, on January 1, 2016, DPL closed on the sale of DPLER, its competitive retail business. The sale agreement was signed on December 28, 2015, and DPL received $75.5 million of restricted cash on December 31, 2015 for the sale. DPL recorded a gain on this transaction of $49.2 million in the first quarter of 2016. The gain included the impact of DPLER’s liability to DP&L that transferred with the sale on January 1, 2016. As such, the results of operations of DPLER were also reported as discontinued operations in the Consolidated Statements of Operations for the year ended December 31, 2016.

The following table summarizes the major categories of assets and liabilities at the dates indicated:

$ in millions	December 31, 2018	December 31, 2017
Restricted cash	$—	$1.5
Accounts receivable, net	4.0	37.9
Inventories	—	19.4
Taxes applicable to subsequent years	2.3	7.4
Other prepayments and current assets	2.4	17.4
Property, plant & equipment, net	—	232.2
Intangible assets, net	5.3	5.5
Other deferred assets	—	0.6
Total assets of the disposal group classified as assets of discontinued operations and held-for-sale businesses in the balance sheets	$14.0	$321.9

Accounts payable	$3.9	$25.1
Accrued taxes	3.1	6.3
Other current liabilities	5.2	30.0
Long-term debt (a)	—	0.3
Deferred taxes (b)	(39.8)	(2.3)
Taxes payable	2.3	7.4
Pension, retiree and other benefits	9.7	10.6
Asset retirement obligations	90.4	116.6
Other deferred credits	6.6	5.9
Total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets	$81.4	$199.9

(a)	Long-term debt relates to capital leases.

(b)	Deferred taxes represent the tax asset position of the discontinued group of components, which were netted with liabilities on DPL prior to classification as discontinued operations.

The following table summarizes the revenues, cost of revenues, operating and other expenses and income tax of discontinued operations for the periods indicated:

	Years ended December 31,
$ in millions	2018	2017	2016
Revenues	$158.6	$492.9	$593.0
Cost of revenues	(74.3)	(249.5)	(349.6)
Operating and other expenses	(13.8)	(195.0)	(214.6)
Fixed-asset impairment	—	(175.8)	(835.2)
Income / (loss) from discontinued operations	70.5	(127.4)	(806.4)
Gain / (loss) from disposal of discontinued operations	(1.6)	14.0	49.2
Income tax expense / (benefit) from discontinued operations	30.0	(20.3)	(257.2)
Net income / (loss) from discontinued operations	$38.9	$(93.1)	$(500.0)

Cash flows related to discontinued operations are included in our Consolidated Statements of Cash Flows. Cash flows from operating activities for discontinued operations were $(6.8) million, $126.8 million and $92.3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Cash flows from investing activities for discontinued operations were $233.8 million, $51.8 million and $(56.8) million for the years ended December 31, 2018, 2017 and 2016, respectively.

The PUCO authorized DP&L to maintain long-term debt of $750.0 million or 75% of its rate base, whichever is greater, until January 1, 2018, or to file an application to explain why it would not achieve those metrics. Accordingly, $750.0 million of debt and the pro rata interest expense associated with that debt were allocated to continuing operations. All remaining interest expense is included in the discontinued operations above. The interest expense included in discontinued operations was $0.2 million and $0.5 million for the years December 31, 2017 and 2016, respectively.

AROs of Discontinued Operations
DPL's retired Stuart and Killen generating facilities continue to carry ARO liabilities consisting primarily of river intake and discharge structures, coal unloading facilities, landfills, and ash disposal facilities. In the fourth quarter of 2018, DPL reduced the ARO liability related to the Stuart and Killen ash ponds and landfills by $27.6 million based on updated internal analyses that reduced estimated closure costs associated with these ash ponds and landfills. The remaining ARO liability related to Stuart and Killen is included in the AROs in the total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets as of December 31, 2018 above. As these plants are no longer in service, the reduction to the ARO liability was also recorded as a credit to depreciation and amortization expense in the same amount. The credit to depreciation and amortization expense is included in operating and other expenses of discontinued operations for the year ended December 31, 2018 in the table above.
Dispositions

Beckjord Facility – On February 26, 2018, DP&L and its co-owners of the retired Beckjord Facility agreed to transfer their interests in the retired Facility to a third party, including their obligations to remediate the Facility and its site, and the transfer occurred on that same date. As a result, DPL recognized a loss on the transfer of $11.7 million and made cash expenditures of $14.5 million, inclusive of cash expenditures for the transfer charges. The Beckjord Facility was retired in 2014, and, as such, the income / (loss) from continuing operations before income tax related to the Beckjord Facility was immaterial for the years ended December 31, 2018, 2017 and 2016, excluding the loss on transfer noted above. Prior to the transfer, the Beckjord Facility was included in the Utility segment.